Income Taxes Recognized During Period (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Reconciliation of Provision of Income Taxes [Line Items]
Provision for income taxes before restructuring and other items	$ 11,550	$ 10,526	$ 23,175	$ 20,691
Tax impact of restructuring and other items	(969)	(512)	(969)	(512)
Provision for income taxes after restructuring and other items	$ 10,581	$ 10,014	$ 22,206	$ 20,179